Consolidated Statements of Net Income - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Profit or loss [abstract]
Revenues	$ 7,647.9	$ 5,952.9
Cost of sales	5,515.7	4,480.6
Gross profit	2,132.2	1,472.3
Operating expenses
Selling and marketing	393.9	332.5
Research and development	289.8	242.3
General and administrative	271.0	230.5
Other operating (income) expenses	(9.5)	24.3
Impairment charge	0.0	177.1
Total operating expenses	945.2	1,006.7
Operating income	1,187.0	465.6
Financing costs	128.9	120.0
Financing income	(3.8)	(19.8)
Foreign exchange gain on long-term debt	(14.8)	(118.9)
Income before income taxes	1,076.7	484.3
Income tax expense	282.1	121.4
Net income	794.6	362.9
Attributable to shareholders	793.9	363.4
Attributable to non-controlling interest	$ 0.7	$ (0.5)
Basic earnings per share	$ 9.57	$ 4.15
Diluted earnings per share	$ 9.31	$ 4.10